Share-based Compensation	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based compensation
16.	Share-based compensation

Share options

On March 5, 2015, the Board of Directors of the Company approved an Equity Incentive Plan (the “2015 Plan”) which is administered by the Board of Directors. Under the 2015 Plan, the Board of Directors may grant options to purchase ordinary shares to management including officers, directors, employees and individual advisors who render services to the Group to purchase an aggregate of no more than 4,140,945 ordinary shares of the Group (“Option Pool”).

In May 2017, the Group granted 158,313 share options to certain management and employees of the Group at an exercise price of $3.0 per share under the 2015 Plan. These options granted have a contractual term of 10 years and generally vest over a four or five year period, with 25% or 20% of the awards vesting on each annual anniversary after the grant date.

In May 2017, the Group granted 4,583 share options to certain individual advisors of the Group at an exercise price of $3.0 per share. These options granted have a contractual term of 10 years and generally vest over a three year period, with 33.33% of the awards vesting anniversary year after the grant date.

In connection with the completion of the IPO, the Board of Directors has approved the 2017 Equity Incentive Plan (the “2017 Plan”) and all equity-based awards subsequent to the IPO would be granted under the 2017 Plan.

In September 2017, the Group granted 101,584 share options to certain management and employees of the Group at an exercise price of $18.0 per share under the 2017 Plan. These options granted have a contractual term of 10 years and generally vest over a five year period, with 20% of the awards vesting beginning on the anniversary date one year after the grant date.

In 2018, the Group granted 2,759,750 share options to certain management and employees of the Group at the exercise price ranging from $17.60 to $24.58 per share under the 2017 Plan. These options granted have a contractual term of 10 years and generally vest over a five year period, with 20% of the awards vesting beginning on the anniversary date one year after the grant date.

In 2019, the Group granted 1,067,385 share options to certain management, employees and individual advisors of the Group at the exercise price ranging from $27.23 to $41.59 per share under the 2017 Plan. These options granted have a contractual term of 10 years and generally vest over a five year period, with 20% or 33.3% of the awards vesting beginning on the anniversary date one year after the grant date.

Before 2018, the binomial option-pricing model was applied in determining the estimated fair value of the options granted. The model requires the input of highly subjective assumptions including the estimated expected stock price volatility and, the exercise multiple for which employees are likely to exercise share options. For expected volatilities, the Group has made reference to the historical price volatilities of ordinary shares of several comparable companies in the same industry as the Group. For the exercise multiple, prior to the IPO, the Group had no historical exercise patterns as a reference, thus the exercise multiple was based on management's estimation, which the Group believes is representative of the future exercise pattern of the options. The risk-free rate for periods within the contractual life of the option is based on the U.S. treasury bonds with maturity similar to the maturity of the options as of valuation dates plus a China country risk premium. Prior to the completion of the Company’s IPO, the estimated fair value of the ordinary shares, at the option grant dates, was determined with assistance from an independent third-party valuation firm. The Group's management is ultimately responsible for the determination of the estimated fair value of its ordinary shares. With the completion of the Company’s IPO, a public trading market for the ADSs has been established, the Company uses the current share price as the fair value of underlying ordinary shares.

From 2018, the Group changed to use the Black-Scholes option valuation model going forward in determining the estimated fair value of the options granted, because the new technique or model is expected to produce a better estimate of fair value. The change in valuation technique is accounted for as a change in accounting estimate under ASC 250 and applied prospectively to new awards.

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	May 2017	September 2017	2018	2019
Risk-free rate of return	3.2%	3.5%	2.7%-3.2%	1.6%-2.5%
Contractual life of option	10 years	10 years	10 years	10 years
Expected term	n/a	n/a	6.5 years	6 or 6.5 years
Estimated volatility rate	70%	70%	70%	70%
Expected dividend yield	0%	0%	0%	0%
Fair value of underlying ordinary shares	9.60	27.93	17.60-24.58	27.23-41.59

A summary of option activity under the Plan during the years ended December 31, 2017, 2018 and 2019 is presented below:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		$	Years	$
Outstanding at January 1, 2017	7,228,141	0.97	9.00	53,677,170
Granted	264,480	8.76	—	—
Exercised	(100,834)	0.65	—	—
Forfeited	(843,410)	1.11	—	—
Outstanding at December 31, 2017	6,548,377	1.28	8.06	130,668,851
Granted	2,759,750	21.15	—	—
Exercised	(256,065)	0.76	—	—
Forfeited	(290,327)	3.73	—	—
Outstanding at December 31, 2018	8,761,735	7.47	7.80	138,009,758
Granted	1,067,385	32.22	—	—
Exercised	(670,939)	1.57	—	—
Forfeited	(35,201)	25.99	—	—
Outstanding at December 31, 2019	9,122,980	10.73	7.16	281,562,301
Vested and Exercisable as of December 31, 2019	4,379,511	3.51	6.25	166,772,005
Vested or expected to vest as of December 31, 2019	9,122,980	10.73	7.16	281,562,301

The weighted-average grant-date fair value of the options granted in 2017, 2018 and 2019 were $13.92, $14.03 and $20.98 per share, respectively. The Group recorded compensation expense related to the options of $4,752, $9,403 and $14,925 for the years ended December 31, 2017, 2018 and 2019, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	Year ended December 31,
	2017	2018	2019
	$	$	$
Selling, general and administrative	2,215	4,428	6,931
Research and development	2,537	4,975	7,994
Total	4,752	9,403	14,925

As of December 31, 2019, there was $52,921 of total unrecognized compensation expense related to unvested share options granted. That cost is expected to be recognized over a weighted-average period of 2.13 years.

Ordinary shares issued to Red Kingdom Investment Limited ("Red Kingdom")

Red Kingdom is a company incorporated in the British Virgin Islands in August 2013 and owned by a group of senior management including the Chief Executive Officer (the "CEO") of the Company and advisors of the Group and third-party investors. Red Kingdom has no activities and does not have employees. All the shareholders of the Red Kingdom have delegated their voting rights to the CEO of the Company.

On April 3, 2014, the Company issued 8,083,333 shares to Red Kingdom which are corresponding to the total outstanding shares of Red Kingdom for total consideration of $142. One share of Red Kingdom is entitled to indirectly all of the economic rights associated with the underlying ordinary shares of the Company. Of these shares, 7,847,500 shares were held by members of senior management and certain advisors of the Group, who paid par value.

In April and May 2014, Red Kingdom entered into restricted share arrangements with the members of senior management and one of the advisors of the Group to secure their services, pursuant to which all of their 6,459,167 and 350,000 ordinary shares of the Red Kingdom respectively became subject to transfer restrictions (the “Restricted Shares” and the “Advisor Restricted Shares”). The 1,038,333 shares the Company issued to Red Kingdom corresponded to the shares of Red Kingdom held by advisors of the Group, purchased for par value in 2014 are not subject to the transfer restrictions or other repurchase rights, and so were considered vested immediately at the date of grant and expensed.

On December 15, 2015, 1,921,000 unvested Restricted Shares granted to the CEO were deemed vested by the Company and the unrecognized share-based compensation of $1,152 as of the modification date was immediately recognized as compensation expense in the consolidated statements of operations.

On June 15, 2017, pursuant to the Board’s resolution, Red Kingdom distributed all of the ordinary shares that it held in the Group to all Red Kingdom shareholders, in accordance with the Articles of Association of Red Kingdom. All the prior restricted share arrangements in force as of the distribution date between Red Kingdom and members of senior management and advisors were amended to assign the rights and obligations of Red Kingdom thereunder to the Group (the “Transfer”). Before the Transfer, 811,667 restricted shares of Red Kingdom had been vested and 1,329,999 non-vested restricted shares of Red Kingdom have been repurchased by Red Kingdom due to the termination of employment by certain members of senior management and allocated to the founders of Red Kingdom at par value in 2017.

Non-vested restricted shares

In March and May 2017, pursuant to the board resolution of the Company, the Repurchase Right to all the remaining 2,100,000 non-vested restricted shares of the CEO which were subject to the restricted share arrangement dated April 3, 2014 was removed and the unrecognized share-based compensation of $840 as of the modification date was immediately recognized as an expense in the consolidated statements of operations.

In September 2017, pursuant to the successful IPO of the Company, the Repurchase Right to all the remaining 134,516 non-vested restricted shares of the individual advisor which were subject to the restricted share arrangement dated August 10, 2015, July 15, 2016 and August 25, 2016 was terminated and the unrecognized share-based compensation of $2,421 as of the modification date was immediately recognized as an expense in the consolidated statements of operations.

On September 20, 2017, 50,000 ordinary shares were authorized for grant to the independent directors. One third of the restricted shares shall vest and be released from the restrictions on each yearly anniversary from the date of the agreement. Upon termination of the independent directors' service with the Group for any reason, any shares that are outstanding and not yet vested will be immediately be forfeited.

In 2018, 62,500 ordinary shares were authorized for grant to the independent directors, respectively. The restricted shares shall vest and be released from the restrictions in full on the first anniversary from the date of the agreement. Upon termination of the independent directors' service with the Group for any reason, any shares that are outstanding and not yet vested will be immediately be forfeited.

In 2018, 694,500 ordinary shares were authorized for grant to certain management. One fifth of the restricted shares shall vest and be released from the restrictions on each yearly anniversary from the date of the agreement. Upon termination of the certain management's service with the Group for any reason, any shares that are outstanding and not yet vested will be immediately be forfeited.

In 2019, 50,000 ordinary shares were authorized for grant to the independent directors, respectively. The restricted shares shall vest and be released from the restrictions in full on the first anniversary from the date of the agreement. Upon termination of the independent directors' service with the Group for any reason, any shares that are outstanding and not yet vested will be immediately be forfeited.

In 2019, 121,000 ordinary shares were authorized for grant to certain management. One fifth of the restricted shares shall vest and be released from the restrictions on each yearly anniversary from the date of the agreement. Upon termination of the certain management's service with the Group for any reason, any shares that are outstanding and not yet vested will be immediately be forfeited.

The Group measured the fair value of the non-vested restricted shares as of respective grant dates, and recognized the amount as compensation expense over the deemed service period using a graded vesting attribution model on a straight-line basis.

The following table summarized the Group’s non-vested restricted share activity in 2019:

	Numbers of non-vested restricted shares	Weighted average grant date fair value
		$
Non-vested as of January 1, 2018	693,333	2.57
Granted	757,000	20.73
Vested	(338,332)	1.95
Non-vested as of December 31, 2018	1,112,001	15.13
Granted	171,000	27.55
Vested	(539,733)	8.97
Non-vested as of December 31, 2019	743,268	22.45

As of December 31, 2019, there was $13,730 of total unrecognized compensation expense related to non-vested restricted shares. The Group recorded compensation expense related to the restricted shares of $5,179, $2,826 and $5,366 for the years ended December 31, 2017, 2018 and 2019, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	Year ended December 31,
	2017	2018	2019
	$	$	$
Selling, general and administrative	3,848	2,206	3,643
Research and development	1,331	620	1,723
Total	5,179	2,826	5,366